EQUITABLE AMERICA

Alfred Ayensu-Ghartey

Vice President and

Associate General Counsel

(212) 314-2777

Alfred.Ayensu-Ghartey@equitable.com

May 2, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life Insurance Company of America
EQUI-VESTR Series 202
File No. 333-283594; CIK#0002038891
Variable Account AA
File Nos. 333-266576 and 811-23817
CIK #0001932768

CERTIFICATION PURSUANT TO

RULE 497(j) OF THE

SECURITIES ACT OF 1933

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

(1) The form of prospectus, supplement, and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

(2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

Very truly yours,

/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey